FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 280
Fair value change recorded in net income	5
Balance at end of period	$ 285